Interbank Loans (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Interbank Loans, Net
a)	As of December 31, 2020 and 2019, the balances presented under the item "Interbank loans, net" are as follow:

	As of December 31,
	2020	2019
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	—	37,048
Loans to foreign banks	—	755
Non-transferable deposits with foreign banks	7,131	18,832
Allowances for loans losses	(10)	(239)
Subtotals	7,121	56,396
Chilean Central Bank
Deposits with the Chilean Central Bank not available	—	—
Subtotals	—	—
Totals	7,121	56,396

Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks

a)	Movements in provisions and impairment for local and foreign interbank loans during the year ended December 31, 2020 and 2019 are as follows:

	Foreign banks
	2020				2019
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	(239)	—	—	(239)	(463)	—	—	(463)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	—	—	—	—	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—	—	—	—	—
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	(10)	—	—	(10)	(316)	—	—	(316)
Financial assets that have been derecognized	218	—	—	218	574	—	—	574
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	21	—	—	21	(34)	—	—	(34)
Ending balances as of December 31,	(10)	—	—	(10)	(239)	—	—	(239)